Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000240872
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Class D
Trading Symbol	FIDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
AssetsNet	$ 7,165,866,494
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 6,656,127
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$7,165,866,494 # of Portfolio Holdings284 Total Net Advisory Fees Paid$6,656,127
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161175
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Institutional Class
Trading Symbol	FIRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[2]
AssetsNet	$ 7,165,866,494
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 6,656,127
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$7,165,866,494 # of Portfolio Holdings284 Total Net Advisory Fees Paid$6,656,127
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161180
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Capital Class
Trading Symbol	FIKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[3]
AssetsNet	$ 7,165,866,494
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 6,656,127
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$7,165,866,494 # of Portfolio Holdings284 Total Net Advisory Fees Paid$6,656,127
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161177
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Service Class
Trading Symbol	FILXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[4]
AssetsNet	$ 7,165,866,494
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 6,656,127
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$7,165,866,494 # of Portfolio Holdings284 Total Net Advisory Fees Paid$6,656,127
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161178
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Preferred Class
Trading Symbol	FIHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[5]
AssetsNet	$ 7,165,866,494
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 6,656,127
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$7,165,866,494 # of Portfolio Holdings284 Total Net Advisory Fees Paid$6,656,127
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161176
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Administration Class
Trading Symbol	FIOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[6]
AssetsNet	$ 7,165,866,494
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 6,656,127
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$7,165,866,494 # of Portfolio Holdings284 Total Net Advisory Fees Paid$6,656,127
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161786
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Cash Management Class
Trading Symbol	FIWXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[7]
AssetsNet	$ 7,165,866,494
Holdings Count | Holding	284
Advisory Fees Paid, Amount	$ 6,656,127
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$7,165,866,494 # of Portfolio Holdings284 Total Net Advisory Fees Paid$6,656,127
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	66.0%
U.S. Government Agency Securities	35.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166882
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Class A
Trading Symbol	FSOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[8]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166883
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Class C
Trading Symbol	FSGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%	[9]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237844
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Class D
Trading Symbol	GSAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[10]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025196
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Institutional Class
Trading Symbol	FGTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[11]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025201
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Capital Class
Trading Symbol	GCGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[12]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025198
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Service Class
Trading Symbol	FOSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[13]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025199
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Preferred Class
Trading Symbol	GPGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[14]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025200
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Select Class
Trading Symbol	GSGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[15]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025197
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Administration Class
Trading Symbol	FOAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$21	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[16]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088802
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Cash Management Class
Trading Symbol	GVCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$49	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[17]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088803
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Premier Class
Trading Symbol	GGPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[18]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088804
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Resource Class
Trading Symbol	GVRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$41	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[19]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000167141
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Class R6
Trading Symbol	FGGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[20]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000214495
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Drexel Hamilton Class
Trading Symbol	VETXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Drexel Hamilton	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[21]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000229775
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Loop Class
Trading Symbol	LDIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[22]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000229774
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Seelaus Class
Trading Symbol	WMNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[23]
AssetsNet	$ 245,735,609,208
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 210,795,513
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$245,735,609,208 # of Portfolio Holdings423 Total Net Advisory Fees Paid$210,795,513
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	55.8%
U.S. Treasury Obligations	36.4%
U.S. Government Agency Securities	9.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000240871
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Class D
Trading Symbol	FRDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[24]
AssetsNet	$ 95,477,342,715
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 85,193,388
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$95,477,342,715 # of Portfolio Holdings242 Total Net Advisory Fees Paid$85,193,388
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025309
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Institutional Class
Trading Symbol	FTIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[25]
AssetsNet	$ 95,477,342,715
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 85,193,388
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$95,477,342,715 # of Portfolio Holdings242 Total Net Advisory Fees Paid$85,193,388
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025314
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Capital Class
Trading Symbol	GCIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[26]
AssetsNet	$ 95,477,342,715
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 85,193,388
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$95,477,342,715 # of Portfolio Holdings242 Total Net Advisory Fees Paid$85,193,388
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025311
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Service Class
Trading Symbol	FYSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[27]
AssetsNet	$ 95,477,342,715
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 85,193,388
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$95,477,342,715 # of Portfolio Holdings242 Total Net Advisory Fees Paid$85,193,388
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025312
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Preferred Class
Trading Symbol	GPIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[28]
AssetsNet	$ 95,477,342,715
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 85,193,388
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$95,477,342,715 # of Portfolio Holdings242 Total Net Advisory Fees Paid$85,193,388
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025313
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Select Class
Trading Symbol	GSIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[29]
AssetsNet	$ 95,477,342,715
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 85,193,388
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$95,477,342,715 # of Portfolio Holdings242 Total Net Advisory Fees Paid$85,193,388
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025310
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Administration Class
Trading Symbol	FRAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[30]
AssetsNet	$ 95,477,342,715
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 85,193,388
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$95,477,342,715 # of Portfolio Holdings242 Total Net Advisory Fees Paid$85,193,388
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088822
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Cash Management Class
Trading Symbol	GICXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[31]
AssetsNet	$ 95,477,342,715
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 85,193,388
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$95,477,342,715 # of Portfolio Holdings242 Total Net Advisory Fees Paid$85,193,388
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088823
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Premier Class
Trading Symbol	GIPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[32]
AssetsNet	$ 95,477,342,715
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 85,193,388
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$95,477,342,715 # of Portfolio Holdings242 Total Net Advisory Fees Paid$85,193,388
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000229777
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Loop Class
Trading Symbol	LEIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[33]
AssetsNet	$ 95,477,342,715
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 85,193,388
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$95,477,342,715 # of Portfolio Holdings242 Total Net Advisory Fees Paid$85,193,388
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000229776
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Seelaus Class
Trading Symbol	WOMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[34]
AssetsNet	$ 95,477,342,715
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 85,193,388
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$95,477,342,715 # of Portfolio Holdings242 Total Net Advisory Fees Paid$85,193,388
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	108.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025302
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Institutional Class
Trading Symbol	FTOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[35]
AssetsNet	$ 43,706,566,263
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 41,673,568
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$43,706,566,263 # of Portfolio Holdings217 Total Net Advisory Fees Paid$41,673,568
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025307
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Capital Class
Trading Symbol	GCTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[36]
AssetsNet	$ 43,706,566,263
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 41,673,568
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$43,706,566,263 # of Portfolio Holdings217 Total Net Advisory Fees Paid$41,673,568
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025304
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Service Class
Trading Symbol	FYAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[37]
AssetsNet	$ 43,706,566,263
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 41,673,568
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$43,706,566,263 # of Portfolio Holdings217 Total Net Advisory Fees Paid$41,673,568
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025305
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Preferred Class
Trading Symbol	GPOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[38]
AssetsNet	$ 43,706,566,263
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 41,673,568
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$43,706,566,263 # of Portfolio Holdings217 Total Net Advisory Fees Paid$41,673,568
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025306
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Select Class
Trading Symbol	GSOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[39]
AssetsNet	$ 43,706,566,263
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 41,673,568
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$43,706,566,263 # of Portfolio Holdings217 Total Net Advisory Fees Paid$41,673,568
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025303
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Administration Class
Trading Symbol	FGAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[40]
AssetsNet	$ 43,706,566,263
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 41,673,568
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$43,706,566,263 # of Portfolio Holdings217 Total Net Advisory Fees Paid$41,673,568
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088821
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Cash Management Class
Trading Symbol	GTOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[41]
AssetsNet	$ 43,706,566,263
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 41,673,568
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$43,706,566,263 # of Portfolio Holdings217 Total Net Advisory Fees Paid$41,673,568
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088819
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Premier Class
Trading Symbol	GTPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[42]
AssetsNet	$ 43,706,566,263
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 41,673,568
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$43,706,566,263 # of Portfolio Holdings217 Total Net Advisory Fees Paid$41,673,568
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088820
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Resource Class
Trading Symbol	GTRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[43]
AssetsNet	$ 43,706,566,263
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 41,673,568
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$43,706,566,263 # of Portfolio Holdings217 Total Net Advisory Fees Paid$41,673,568
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	58.3%
U.S. Treasury Obligations	42.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025203
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Institutional Class
Trading Symbol	FEDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[44]
AssetsNet	$ 16,468,862,685
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 13,985,208
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$16,468,862,685 # of Portfolio Holdings173 Total Net Advisory Fees Paid$13,985,208
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025208
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Capital Class
Trading Symbol	GCFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[45]
AssetsNet	$ 16,468,862,685
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 13,985,208
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$16,468,862,685 # of Portfolio Holdings173 Total Net Advisory Fees Paid$13,985,208
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025205
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Service Class
Trading Symbol	FVSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[46]
AssetsNet	$ 16,468,862,685
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 13,985,208
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$16,468,862,685 # of Portfolio Holdings173 Total Net Advisory Fees Paid$13,985,208
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025206
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Preferred Class
Trading Symbol	GPFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[47]
AssetsNet	$ 16,468,862,685
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 13,985,208
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$16,468,862,685 # of Portfolio Holdings173 Total Net Advisory Fees Paid$13,985,208
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025207
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Select Class
Trading Symbol	GSFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[48]
AssetsNet	$ 16,468,862,685
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 13,985,208
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$16,468,862,685 # of Portfolio Holdings173 Total Net Advisory Fees Paid$13,985,208
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025204
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Administration Class
Trading Symbol	FVAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[49]
AssetsNet	$ 16,468,862,685
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 13,985,208
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$16,468,862,685 # of Portfolio Holdings173 Total Net Advisory Fees Paid$13,985,208
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088805
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Cash Management Class
Trading Symbol	GFCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[50]
AssetsNet	$ 16,468,862,685
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 13,985,208
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$16,468,862,685 # of Portfolio Holdings173 Total Net Advisory Fees Paid$13,985,208
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088806
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Premier Class
Trading Symbol	GFPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[51]
AssetsNet	$ 16,468,862,685
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 13,985,208
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$16,468,862,685 # of Portfolio Holdings173 Total Net Advisory Fees Paid$13,985,208
Holdings [Text Block]

Sector Allocation (%)

U.S. Treasury Obligations	52.5%
Repurchase Agreements	48.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166000
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Class A
Trading Symbol	FMEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[52]
AssetsNet	$ 11,364,957,558
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 8,749,538
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$11,364,957,558 # of Portfolio Holdings420 Total Net Advisory Fees Paid$8,749,538
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166001
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Class C
Trading Symbol	FMGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[53]
AssetsNet	$ 11,364,957,558
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 8,749,538
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$11,364,957,558 # of Portfolio Holdings420 Total Net Advisory Fees Paid$8,749,538
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000240873
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Class D
Trading Symbol	FMDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[54]
AssetsNet	$ 11,364,957,558
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 8,749,538
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$11,364,957,558 # of Portfolio Holdings420 Total Net Advisory Fees Paid$8,749,538
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161182
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Class I
Trading Symbol	FMJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[55]
AssetsNet	$ 11,364,957,558
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 8,749,538
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$11,364,957,558 # of Portfolio Holdings420 Total Net Advisory Fees Paid$8,749,538
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000172503
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Service Class
Trading Symbol	FHSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[56]
AssetsNet	$ 11,364,957,558
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 8,749,538
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$11,364,957,558 # of Portfolio Holdings420 Total Net Advisory Fees Paid$8,749,538
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166002
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Administration Class
Trading Symbol	FMKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[57]
AssetsNet	$ 11,364,957,558
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 8,749,538
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$11,364,957,558 # of Portfolio Holdings420 Total Net Advisory Fees Paid$8,749,538
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000172501
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Cash Management Class
Trading Symbol	FHMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[58]
AssetsNet	$ 11,364,957,558
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 8,749,538
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$11,364,957,558 # of Portfolio Holdings420 Total Net Advisory Fees Paid$8,749,538
Holdings [Text Block]

Sector Allocation (%)

Repurchase Agreements	25.1%
Commercial Paper and Corporate Obligations	17.3%
U.S. Treasury Obligations	15.2%
Certificate of Deposit	13.5%
Variable Rate Municipal Debt Obligations	10.5%
Variable Rate Obligations	8.5%
Time Deposits	7.2%
Medium Term Notes	1.2%
U.S. Government Agency Obligations	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251956
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Class A
Trading Symbol	INCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[59]
AssetsNet	$ 6,734,952
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,387
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$6,734,952 # of Portfolio Holdings56 Total Net Advisory Fees Paid$4,387
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	43.5%
Other Municipal Security	24.9%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.4%
Tender Option Bond	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251959
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Class I
Trading Symbol	ICIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[60]
AssetsNet	$ 6,734,952
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,387
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$6,734,952 # of Portfolio Holdings56 Total Net Advisory Fees Paid$4,387
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	43.5%
Other Municipal Security	24.9%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.4%
Tender Option Bond	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251958
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Service Class
Trading Symbol	ICSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[61]
AssetsNet	$ 6,734,952
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,387
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$6,734,952 # of Portfolio Holdings56 Total Net Advisory Fees Paid$4,387
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	43.5%
Other Municipal Security	24.9%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.4%
Tender Option Bond	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251957
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Preferred Class
Trading Symbol	ICPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[62]
AssetsNet	$ 6,734,952
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,387
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$6,734,952 # of Portfolio Holdings56 Total Net Advisory Fees Paid$4,387
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	43.5%
Other Municipal Security	24.9%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.4%
Tender Option Bond	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251955
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Administration Class
Trading Symbol	ICBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[63]
AssetsNet	$ 6,734,952
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,387
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$6,734,952 # of Portfolio Holdings56 Total Net Advisory Fees Paid$4,387
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	43.5%
Other Municipal Security	24.9%
Non-Financial Company Commercial Paper	18.9%
U.S. Treasury Debt	7.4%
Tender Option Bond	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166884
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Class A
Trading Symbol	FKIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[64]
AssetsNet	$ 2,808,146,206
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 2,128,358
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$2,808,146,206 # of Portfolio Holdings193 Total Net Advisory Fees Paid$2,128,358
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	33.1%
Non-Financial Company Commercial Paper	28.0%
Other Municipal Security	14.5%
U.S. Treasury Obligations	10.7%
Tender Option Bond	8.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166885
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Class C
Trading Symbol	FCYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[65]
AssetsNet	$ 2,808,146,206
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 2,128,358
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$2,808,146,206 # of Portfolio Holdings193 Total Net Advisory Fees Paid$2,128,358
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	33.1%
Non-Financial Company Commercial Paper	28.0%
Other Municipal Security	14.5%
U.S. Treasury Obligations	10.7%
Tender Option Bond	8.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025210
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Class I
Trading Symbol	FTXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[66]
AssetsNet	$ 2,808,146,206
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 2,128,358
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$2,808,146,206 # of Portfolio Holdings193 Total Net Advisory Fees Paid$2,128,358
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	33.1%
Non-Financial Company Commercial Paper	28.0%
Other Municipal Security	14.5%
U.S. Treasury Obligations	10.7%
Tender Option Bond	8.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025212
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Service Class
Trading Symbol	FESXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[67]
AssetsNet	$ 2,808,146,206
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 2,128,358
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$2,808,146,206 # of Portfolio Holdings193 Total Net Advisory Fees Paid$2,128,358
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	33.1%
Non-Financial Company Commercial Paper	28.0%
Other Municipal Security	14.5%
U.S. Treasury Obligations	10.7%
Tender Option Bond	8.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025213
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Preferred Class
Trading Symbol	GPTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[68]
AssetsNet	$ 2,808,146,206
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 2,128,358
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$2,808,146,206 # of Portfolio Holdings193 Total Net Advisory Fees Paid$2,128,358
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	33.1%
Non-Financial Company Commercial Paper	28.0%
Other Municipal Security	14.5%
U.S. Treasury Obligations	10.7%
Tender Option Bond	8.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025211
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Administration Class
Trading Symbol	FEAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[69]
AssetsNet	$ 2,808,146,206
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 2,128,358
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$2,808,146,206 # of Portfolio Holdings193 Total Net Advisory Fees Paid$2,128,358
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	33.1%
Non-Financial Company Commercial Paper	28.0%
Other Municipal Security	14.5%
U.S. Treasury Obligations	10.7%
Tender Option Bond	8.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251961
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Class A
Trading Symbol	INBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[70]
AssetsNet	$ 27,079,422
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 15,142
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$27,079,422 # of Portfolio Holdings100 Total Net Advisory Fees Paid$15,142
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	54.0%
Other Municipal Security	17.4%
U.S. Treasury Debt	13.3%
Tender Option Bond	9.0%
Non-Financial Company Commercial Paper	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251964
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Class I
Trading Symbol	INYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[71]
AssetsNet	$ 27,079,422
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 15,142
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$27,079,422 # of Portfolio Holdings100 Total Net Advisory Fees Paid$15,142
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	54.0%
Other Municipal Security	17.4%
U.S. Treasury Debt	13.3%
Tender Option Bond	9.0%
Non-Financial Company Commercial Paper	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251963
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Service Class
Trading Symbol	INSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[72]
AssetsNet	$ 27,079,422
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 15,142
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$27,079,422 # of Portfolio Holdings100 Total Net Advisory Fees Paid$15,142
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	54.0%
Other Municipal Security	17.4%
U.S. Treasury Debt	13.3%
Tender Option Bond	9.0%
Non-Financial Company Commercial Paper	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251962
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Preferred Class
Trading Symbol	INPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[73]
AssetsNet	$ 27,079,422
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 15,142
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$27,079,422 # of Portfolio Holdings100 Total Net Advisory Fees Paid$15,142
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	54.0%
Other Municipal Security	17.4%
U.S. Treasury Debt	13.3%
Tender Option Bond	9.0%
Non-Financial Company Commercial Paper	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251960
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Administration Class
Trading Symbol	INDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[74]
AssetsNet	$ 27,079,422
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 15,142
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of May 31, 2025)

Total Net Assets$27,079,422 # of Portfolio Holdings100 Total Net Advisory Fees Paid$15,142
Holdings [Text Block]

Sector Allocation (%)

Variable Rate Demand Note	54.0%
Other Municipal Security	17.4%
U.S. Treasury Debt	13.3%
Tender Option Bond	9.0%
Non-Financial Company Commercial Paper	5.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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